CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities:
Net (loss) income	$ (699,615)	$ (152,231)	$ 2,395,143	$ 407,633	$ (1,512,540)	$ 8,205,527
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on interest-bearing demand deposit held in Trust Account	(235,555)	(689,016)	(466,156)	(1,361,827)	(2,468,822)	(8,127,041)
Change in fair value of convertible promissory notes - related party	(89,264)	(77,038)	(48,186)	(81,614)	(178,942)	(196,947)
Change in fair value of warrant liabilities	497,000	656,040	(2,650,667)	578,176	3,228,843	(918,166)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			113,275	71,625	1,689	76,955
Accrued expenses			392,755	128,939	155,925	145,440
Net cash used in operating activities			(263,836)	(257,068)	(773,847)	(814,232)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			0	(1,100,000)	(2,100,000)	(1,800,000)
Cash withdrawn from Trust Account in connection with redemption					51,219,981	99,613,642
Net cash used in provided by investing activities			0	(1,100,000)	49,119,981	97,813,642
Cash Flows from Financing Activities:
Proceeds from promissory note - related party			0	1,100,000	2,100,000	1,800,000
Proceeds from convertible promissory note - related party			250,000	250,000	700,000	1,000,000
Redemption of common stock					(51,219,981)	(99,613,642)
Net cash used in provided by financing activities			250,000	1,350,000	(48,419,981)	(96,813,642)
Net Change in Cash			(13,836)	(7,068)	(73,847)	185,768
Cash - Beginning of period			162,853	236,700	236,700	50,932
Cash – End of period	$ 149,017	$ 229,632	149,017	229,632	162,853	236,700
Non-Cash investing and financing activities:
Remeasurement of Class A ordinary shares subject to possible redemption			$ 466,156	$ 2,461,827	$ 4,568,822	$ 9,927,041